U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1. Name and address of issuer: Prudential High Yield Total Return Fund, Inc., 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

     2.   Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and  classes of
          securities of the issuer, check the box but   do not list series or
          classes):
                                                       [X]

     3.   Investment Company Act File Number:  811-8101.
          Securities Act File Number: 333-23593.

     4(a).Last  day  of fiscal year for which this Form  is  filed:
          March 31, 1999.

      (b).[ ] Check box if this Form is being filed late(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                      $208,355,895

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if applicable):                       $33,672,025

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                           $           0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii).          $33,672,025
         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(I).                        $174,683,870
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
             [subtract item 5(i) from item (5(iv)]  $     0
       (vii)     Multiplier for determining registration
             fee (See instuction C.9):               x   .000278
      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$48,562

          6.   Prepaid Shares

           If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of
shares or other units) deducted here:          . If there        is
a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that
are   available   for   use  by  the  issuer   in   future   fiscal
years, then state that number here:         .

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
             the issuer's fiscal year (See Instruction D):+$   0

          8.   Total amount of the registration fee due
               plus any interest due [line 5(viii)plus
               line 7]:                                      =$48,562

           9.     Date   the  registration  fee  and  any  interest
payment was
         sent to the Commission's lockbox depository:
                                            June 16, 1999

         Method of Delivery:

                   [X] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title  /s/ Deborah A. Docs

                         Secretary

Date  June 18, 1999